NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Good Hemp, Inc. (the “Company” or “Good Hemp”), formerly known as Keyser Resources, Inc., and Lone Star Gold, Inc., was incorporated in the State of Nevada on November 26, 2007.

The Company was involved in the exploration and development of mining properties until September 30, 2013, when it discontinued operations. In 2017, the Company was put into receivership and in 2018, it emerged from receivership. On September 11, 2019, the Company's Board of Directors, pursuant to Nevada Revised Statute 92A.280, amended the Company's Articles of Incorporation to change the name of the Company from Lone Star Gold, Inc. to Good Hemp, Inc. The amendment was filed with the Nevada Secretary of State on September 12, 2019.

The Company is now a North Carolina based company that is made up of industry veterans focused on exploiting niche markets in the hemp industry. Good Hemp® includes two lines of hemp-based beverages. Good Hemp® 2oh! is a hemp-derived, CBD-infused line of flavored waters, and Good Hemp® fizz! is a line of carbonated hemp oil infused sodas. Good Hemp® products have been sold throughout the United States since 2016 via Amazon.com, as well as local retailers.

By establishing a comprehensive distribution system, Good Hemp® has secured listings for its products with regional and national grocery and convenience chain stores.

The outbreak of the coronavirus (COVID-19) resulted in increased travel restrictions, and shutdown of businesses, which may cause slower recovery of the economy. We may experience impact from quarantines, market downturns and changes in customer behavior related to pandemic fears and impact on our workforce if the virus continues to spread. In addition, one or more of our customers, partners, service providers or suppliers may experience financial distress, delayed or defaults on payment, file for bankruptcy protection, sharp diminishing of business, or suffer disruptions in their business due to the outbreak. The extent to which the coronavirus impacts our results will depend on future developments and reactions throughout the world, which are highly uncertain and will include emerging information concerning the severity of the coronavirus and the actions taken by governments and private businesses to attempt to contain the coronavirus. It is likely to result in a potential material adverse impact on our business, results of operations and financial condition. Wider-spread COVID-19 globally could prolong the deterioration in economic conditions and could cause decreases in or delays in advertising spending and reduce and/or negatively impact our short-term ability to grow our revenues. Any decreased collectability of accounts receivable, bankruptcy of small and medium businesses, or early termination of agreements due to deterioration in economic conditions could negatively impact our results of operations.

Good Hemp, Inc. (the “Company” or “Good Hemp”), formerly known as Lone Star Gold, Inc., formerly known as Keyser Resources, Inc., was incorporated in the State of Nevada on November 26, 2007.

Shortly after September 30, 2013, the Company ceased operation as it was in default of certain creditor obligations. In 2017, the Company was put into receivership to satisfy those outstanding creditor claims. In 2018 the Company emerged from receivership and commenced operations including bringing all necessary SEC filings up-to-date.

On February 6, 2019, the Company signed an agreement with S. Mark Spoone and Good Hemp Living, LLC. (“Spoone”). The Company transferred to Spoone, 12,000,000 Class A Preferred Shares in consideration for the acquisition of Spoone’s trademarks and intellectual property which includes all rights and trade secrets to the hemp-derived CBD-infused line of consumer beverages. The Company has begun conducting operations under the “Good Hemp” trade name.